Share-Based Payment (Details) - USD ($)	1 Months Ended							12 Months Ended
	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment (Details) [Line Items]
Number of vested share options, description								the Company granted to employees 1,530,000 RSUs. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.	During 2019, the Company granted to employees 2,723,500 restricted shares units (“RSUs”). The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years.
Borrowings, maturity				3 years
Fair value of grant of share based payment (in Dollars)		$ 18,700,000
Percentage of warrants exercised		30.00%
Consideration for warrants (in Dollars)					$ 2,157,000			$ 11,636,000	$ 2,157,000
Share based payment expenses (in Dollars)								20,502,000	$ 445,000
Deduction from share premium (in Dollars)								$ 25,718,000
Employees consultant and officers [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options									6,029,000	2,652,500
Share options exercisable into ordinary shares									6,029,000	2,652,500
Number of vested share options, description								The share options vest over a period of three years.		The share options vest over a period of one to three years.
Employees consultant and officers [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 0.70	$ 0.14	$ 0.28
Employees consultant and officers [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 4.12	0.17	$ 1.59
Directors [Member]
Share-Based Payment (Details) [Line Items]
Number of granted non - tradable share options			440,000			2,545,000	300,000	5,400,000
Share options exercisable into ordinary shares			0.70				1.59	5,400,000
Number of vested share options, description			One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.			One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Exercise price per share (in Dollars per share)						$ 0.15
Number of vested share options, description							The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the share options include a cashless exercise mechanism. In July 2019, the Company issued non-tradable share options to purchase 2,545,000 Ordinary Shares to directors of the Company at an exercise price of $0.15 per share. One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Directors [Member] | ADSs [Member]
Share-Based Payment (Details) [Line Items]
Warrants granted	1,500,000
Warrants exercisable term	The warrants have an exercise price of $2.25 per ADS, will vest over a period of three years and will expire after 7 years.
Warrants exercise price (in Dollars per share)	$ 2.25
Underwriters [Member]
Share-Based Payment (Details) [Line Items]
Warrants granted								7,365,289
Number of ordinary shares exercisable by warrants								7,365,289
Warrants exercisable term								The warrants are exercisable 6 months from the issuance date, and expire 5 years after the issuance date.
Underwriters [Member] | Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 0.875
Underwriters [Member] | Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 9.375
Yoav Stern [Member]
Share-Based Payment (Details) [Line Items]
(in Dollars)		$ 150,000
Yoav Stern [Member] | ADSs [Member]
Share-Based Payment (Details) [Line Items]
Number of vested share options, description					The vesting start date of the share options is January 2, 2020.
Number of ADS purchase by issuances of option.				294,828	286,172
Exercise price per option (in Dollars per share)				$ 1.09	$ 2.86				$ 2.86
Percentage of option vested at the grant date				99.90%
Option vested term, description				the remaining options will vest 3 years after the grant date.
Number of ADS purchase by issuances of warrants		6,880,402
Warrants vesting term		The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years.
Warrants exercise price (in Dollars per share)		$ 0.75
Number of additional american depository shares purchase by issuances of warrants		581,000
Warrants investing condition, description		In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital.
Mr. Yaron Eitan [Member]
Share-Based Payment (Details) [Line Items]
Consideration for warrants (in Dollars)	$ 150,000